As filed with the Securities and Exchange Commission on March 7, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

Mitchell York
Wertz York Capital Management Group, LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2007

Date of reporting period:  12/31/2007

Item 1.  Shareholder report.

Annual Report December 31, 2007

Fund Advisor:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

Must be preceded or accompanied by a prospectus.  Please read it carefully before investing.

Management Discussion and Analysis
Investment Results – Period Ended December 31, 2007

As indicated by the following table, the Core Fund Class I (the Fund) returned 5.00% for the fiscal year 2007 and outperformed the 1-Year Constant Maturity Treasury Index (the Index) by forty seven basis points (A basis point is equal to 1/100thof 1%).  The Fund outperformed the Index primarily as a result of extending duration and locking in higher rates in the summer as the yield curve began to normalize in the second half of 2007.

Management is very pleased with the overall results of the Fund for 2007.  This was the Fund’s best performing year since inception; the Fund realized positive returns every month with minimal NAV fluctuation.  Once again, the Fund ended the year where it began with an NAV of $9.83.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-319-3655.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

Mutual fund investing involves risk.  Principal loss is possible.  Debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.
Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Core Fund is distributed by Quasar Distributors, LLC (2.08).

Core Fund Class I vs.
One-Year Constant Maturity Treasury Index
Value of $250,000 Investment
$300,000
$290,000
$280,000
$270,000
$260,000
$250,000
$298,927
$294,628
9-Jan-02
31-Jan-02
31-Mar-02
30-Jun-02
30-Sep-02
31-Dec-02
31-Mar-03
30-Jun-03
30-Sep-03
31-Dec-03
31-Mar-04
30-Jun-04
30-Sep-04
31-Dec-04
31-Mar-05
30-Jun-05
30-Sep-05
31-Dec-05
31-Mar-06
30-Jun-06
30-Sep-06
31-Dec-06
31-Mar-07
30-Jun-07
30-Sep-07
31-Dec-07
Core Fund Class I
One Year Constant Maturity Treasury Index

Core Fund Class Y vs.
One-Year Constant Maturity Treasury Index
Value of $250,000 Investment
$260,000
$258,000
$256,000
$254,000
$252,000
$250,000
$259,308
$257,093
1-May-07
31-May-07
30-Jun-07
30-Sep-07
31-Dec-07
Core Fund Class Y
One Year Constant Maturity Treasury Index

THE CORE FUND
EXPENSES
DECEMBER 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of July 1, 2007 through December 31, 2007.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 Through December 31, 2007

Actual - Class I	$1,000.00	$1,030.50	$10.24
Hypothetical
(5% return before expenses)	1,000.00	1,015.12	10.16

Actual - Class Y	$1,000.00	$1,031.80	$ 8.96
Hypothetical
(5% return before expenses)	1,000.00	1,016.38	8.89

* Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Class I and 1.75% for Class Y,  which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 3.05% for Class I and 3.18% for Class Y for the six-month period of July 1, 2007 to December 31, 2007.

THE CORE FUND
FUND PROFILE
December 31, 2007 (Unaudited)

The CORE Fund
Schedule of Investments
December 31, 2007

	Principal
	Amount	Value
U.S.GOVERNMENT & AGENCY OBLIGATIONS - 129.63%
FFCB - 12.50%
5.10%, 08/22/2012	1,500,000	1,510,931
5.50%, 05/29/2014	3,000,000	3,057,729
5.50%, 11/27/2015	6,685,000	6,699,854
5.55%, 01/29/2014	3,000,000	3,044,508
		14,313,022

FHLB - 40.62%
5.00%, 02/04/2009 (c)	3,500,000	3,539,911
5.00%, 11/23/2012 (c)	4,000,000	4,016,424
5.10%, 03/06/2008	3,000,000	3,002,541
5.10%, 11/19/2014 (c)	3,000,000	3,080,067
5.125%, 10/09/2012	2,716,667	2,716,960
5.20%, 08/27/2013	3,500,000	3,627,379
5.20%, 11/20/2014	3,000,000	3,059,913
5.24%, 02/28/2013	3,500,000	3,579,541
5.25%, 11/08/2017 (c)	5,000,000	5,134,050
5.30%, 11/13/2015 (c)	5,000,000	5,041,660
5.45%, 02/09/2012	3,000,000	3,053,154
5.50%, 04/05/2012	1,562,500	1,562,725
5.55%, 06/12/2012	3,000,000	3,077,778
5.75%, 10/16/2015	2,000,000	2,024,050
		46,516,153

FHLMC - 33.61%
5.20%, 12/11/2015	2,000,000	2,016,908
5.25%, 03/15/2012 (c)	5,000,000	5,029,175
5.25%, 04/25/2012	1,720,000	1,721,615
5.25%, 10/01/2012	1,500,000	1,507,542
5.375%, 01/09/2014 (c)	3,000,000	3,023,721
5.65%, 05/23/2012 (c)	3,000,000	3,021,198
6.00%, 06/05/2015	2,000,000	2,015,710
6.00%, 09/19/2016	1,325,000	1,341,814
Pool M90819, 4.50%, 06/01/2008	174,453	173,740
Pool M80718, 5.00%, 01/01/2009	418,386	419,664
Pool M80765, 5.00%, 08/01/2009	229,700	230,401
Pool M90836, 5.00%, 06/01/2008	283,076	282,527
Pool 1B1691, 5.284%, 05/01/2034 (a)	1,473,286	1,488,545
Pool G12785, 5.50%, 08/01/2017	1,480,938	1,502,048
Pool 781955, 5.810%, 05/01/2034 (a)	705,869	714,620
Pool 1N1628, 5.856%, 06/01/2037	1,472,421	1,496,831
Pool D97199, 6.00%, 02/01/2027	2,632,968	2,680,510
Pool C91000, 6.00%, 11/01/2026	3,281,447	3,340,958
Pool C90580, 6.00%, 09/01/2022	366,409	374,178
Pool G30360, 6.00%, 10/01/2027	2,984,819	3,038,713
Pool 780242, 7.183%, 02/01/2033 (a)	218,344	220,038
Pool 780346, 7.162%, 03/01/2033 (a)	330,853	333,296
Series 3128, 5.00%, 10/15/2027	2,000,000	2,011,687
Series 410926, 6.326%, 07/01/2035 (a)	269,565	274,352
Series 410924, 7.102%, 05/01/2035 (a)	224,672	226,167
		38,485,958

The accompanying notes are an integral part of these financial statements.

FNMA - 40.83%
5.28%, 09/17/2012	$3,000,000	3,025,161
5.65%, 04/10/2013 (c)	4,000,000	4,018,032
5.70%, 05/12/2011 (c)	10,000,000	10,064,770
6.00%, 01/24/2017 (c)	4,000,000	4,004,736
6.00%, 02/23/2016 (c)	6,074,000	6,090,576
6.00%, 05/12/2016	3,000,000	3,067,584
Pool 802854, 4.002%, 12/01/2034 (a)	1,488,630	1,528,928
Pool 735529, 4.429%, 08/01/2034 (a)	1,158,029	1,158,740
Pool 826046, 4.817%, 07/01/2035 (a)	2,241,705	2,248,245
Pool 002345, 5.00%, 02/01/2018	693,758	695,537
Pool 843024, 5.154%, 09/01/2035 (a)	957,538	969,361
Pool 832922, 5.303%, 09/01/2035 (a)	163,308	164,767
Pool 941676, 6.00%, 05/01/2037	1,945,352	1,959,886
Pool 256752, 6.00%, 06/01/2027	2,710,481	2,761,116
Pool 256890, 6.00%, 09/01/2037	999,908	1,007,379
Pool 256911, 6.00%, 09/01/2017	1,961,061	2,010,716
Pool 190609, 7.00%, 02/01/2014	182,245	192,130
Pool 754624, 7.175%, 11/01/2033 (a)	225,768	227,879
Pool 851297, 7.292%, 09/01/2035 (a)	1,496,448	1,553,936
		46,749,479

GNMA - 2.07%
Pool 80701, 5.375%, 06/20/2033 (a)	389,803	392,803
Pool 80965, 5.50%, 07/20/2034 (a)	728,028	730,484
Pool 80728, 6.00%, 08/20/2033 (a)	124,885	125,717
Pool 80825, 6.50%, 02/20/2034 (a)	194,093	196,327
Series 2003-110, 5.00%, 05/20/2029	925,777	923,375
		2,368,706

TOTAL U.S.GOVERNMENT & AGENCY OBLIGATIONS (Cost $146,729,734)		148,433,318

ASSET BACKED SECURITIES - 13.10%
Next Student Master Trust I Series 2007-1, Class A-13	15,000,000	15,000,000
6.50%, 09/01/2042 (a)(b)(d)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $15,000,000)		15,000,000

	Principal Amount/Shares	Value
SHORT TERM INVESTMENTS - 2.57%
Investment Companies - 2.00%
Morgan Stanley Institutional Liquidity Fund Prime Portfolio, 5.35% (a)	$293,482	2,293,482

U.S.Treasury Obligations - 0.57%
U.S.Treasury Bill
Due 04/10/2008 (e)	$650,000	644,298

TOTAL SHORT TERM INVESTMENTS (Cost $2,936,075)		2,937,780
Total Investments (Cost $164,665,809) - 145.30%		166,371,098
Liabilities in Excess of Other Assets, Net (45.30%)		(51,867,976)
TOTAL NET ASSETS - 100.00%		$114,503,122

The accompanying notes are an integral part of these financial statements.

Footnotes
Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2007.
(b)
Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources.  Such values are approved on a quarterly basis by the Board of Trustees.  The total fair value of such securities at December 31, 2007 is $15,000,000, which represents 13.10% of total net assets.

(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Securities held on deposit in a segregated account, with a market value of $644,298 as of December 31, 2007. The margin account is held as collateral for short future positions.

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Reverse Repurchase Agreements December 31, 2007

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Lehman Brothers	4.78%	12/27/2007	1/28/2008	$17,989,435	$17,977,500
Morgan Stanley	4.75%	12/26/2007	1/24/2008	35,581,058	35,557,600
				$53,570,493	$53,535,100

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Short Futures Contracts December 31, 2007

Number		Unrealized
of Contracts		(Depreciation)

200	U.S.Treasury 10-Year Note Futures Contract
	Expiring March 2008 (Underlying Face Amount at Market Value $22,678,126)	(141,907)

Initial margin deposits of $324,000 were pledged in connection with the open short futures contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2007

Assets:
Investments, at market (cost: $164,665,809)	$166,371,098
Deposit at broker for futures	310,671
Receivables:
Interest	1,648,873
Capital shares purchased	457,103
Prepaid Insurance	1,167
Total Assets	168,788,912

Liabilities:
Reverse repurchase agreements	53,535,100
Interest payable on reverse repurchase agreements	35,393
Variation margin payable	96,876
Distributions payable	566,520
Advisory fees	51,899
Accrued Expenses	2
Total Liabilities	54,285,790

Net Assets	$114,503,122

Net Assets consist of:
Paid-in capital	116,354,592
Accumulated undistributed net investment income	923
Net accumulated realized loss on investments	(3,415,775)
Net unrealized appreciation on investments	1,705,289
Net unrealized depreciation on futures contracts	(141,907)
Net Assets	$114,503,122

Class I
Net Assets	$46,338,849
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	4,713,154
Net Asset Value and offering price per share ($46,338,849 / 4,713,154 shares)	$9.83

Class Y
Net Assets	$68,164,273
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	6,928,636
Net Asset Value and offering price per share ($68,164,273 / 6,928,636 shares)	$9.84

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

Investment Income:
Interest	$10,732,366
Total Investment Income:	10,732,366

Expenses:
Investment advisory fees	1,724,239
Officer compensation fees	33,700
Trustee expenses	12,001
Insurance expenses	6,033
Distribution fees - Class R	79
Interest expense	1,398,081
Total Expenses:	3,174,133
Investment advisory fees waived - Class R	(80)
Investment advisory fees waived - Class I	(437,136)
Investment advisory fees waived - Class Y	(503,092)
Total Waivers:	(940,308)
Total Net Expenses:	2,233,825

Net investment income	8,498,541

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(370,262)
Net realized loss on future contracts	(1,076,204)
Net realized loss on options	(37,781)
Net change in unrealized appreciation on investments	1,866,037
Net change in unrealized depreciation on future contracts	(141,907)
Net realized and unrealized gain on investments	239,883

Net increase in net assets resulting from operations	$8,738,424

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	December 31, 2007	December 31, 2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,498,541	$8,530,289
Net realized gain (loss) on investments	(1,484,247)	(475,790)
Net change in unrealized appreciation on investments	1,724,130	564,154
Net increase in net assets resulting from operations	8,738,424	8,618,653

Distributions to shareholders from:
Net investment income - Class I	(4,546,680)	(8,532,884)
Net investment income - Class Y	(4,016,908)	—
Net investment income - Class R	(678)	(432)
Total Distributions	(8,564,266)	(8,533,316)

Capital Share Transactions:
Shares sold:
Class I	59,575,468	65,850,040
Class Y	135,823,011	—
Class R	7,392	45,539
Shares reinvested:
Class I	2,645,302	5,484,864
Class Y	3,874,872	—
Class R	490	432
Shares redeemed:
Class I	(188,258,109)	(123,501,289)
Class Y	(71,837,911)	—
Class R	(53,686)	(39)
Increase (decrease) in net assets from capital share transactions	(58,223,171)	(52,120,453)

Total increase (decrease) in net assets	(58,049,013)	(52,035,116)

Net Assets:
Beginning of year	172,555,135	224,590,251
End of year	$114,506,122	$172,555,135

Accumulated net investment income (loss)	$923	$—

Share Transactions:
Shares sold:
Class I	6,032,616	6,688,849
Class Y	13,837,581	—
Class R	752	4,624
Shares reinvested:
Class I	300,752	556,903
Class Y	394,974	—
Class R	50	44
Shares redeemed:
Class I	(19,174,182)	(12,543,936)
Class Y	(7,303,919)	—
Class R	(5,466)	(4)
Net increase (decrease) from share transactions	(5,916,842)	(5,293,520)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	For the	For the	For the	For the	For the
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
CLASS I	December 31, 2007	December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003

Net Asset Value,
Beginning of Year	$9.83	$9.83	$9.83	$9.89	$10.00

Investment Operations:
Net investment income	0.48	0.39	0.25	0.20	0.20
Net realized and unrealized gain/(loss)
on investments	0.00	0.00	0.01	(0.06)	(0.10)
Total from investment operations	0.48	0.39	0.26	0.14	0.10

Distributions from:
Net investment income	(0.48)	(0.39)	(0.26)	(0.20)	(0.21)
Total distributions	(0.48)	(0.39)	(0.26)	(0.20)	(0.21)

Net Asset Value, End of Year	$9.83	$9.83	$9.83	$9.83	$9.89

Total Return	5.00%	4.05%	2.74%	1.38%	1.03%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$46,339	$172,509	$224,590	$181,865	$160,684
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	1.51%	1.01%	1.40%	1.00%	1.00%
Before advisory fee waiver (Excluding interest expense)	1.03%		1.00%
After advisory fee waiver (Including interest expense)	1.05%	0.51%	0.89%	0.50%	0.56%
After advisory fee waiver (Excluding interest expense)	0.57%		0.49%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.31%	3.47%	2.09%	1.48%	1.58%
After advisory fee waiver	4.78%	3.97%	2.60%	1.98%	2.02%
Portfolio turnover rate	183.06%	80.91%	140.84%	262.65%	194.53%

The accompanying notes are an integral part of the financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
	Period Ended
CLASS Y	December 31, 2007	(a)

Net Asset Value,
Beginning of Period	$9.82

Investment Operations:
Net investment income	0.33
Net realized and unrealized loss
on investments	0.03
Total from investment operations	0.36

Distributions from:
Net investment income	(0.34)
Total distributions	(0.34)

Net Asset Value, End of Period	$9.84

Total Return	3.72	%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$68,164
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	2.25	%(c)
Before advisory fee waiver (Excluding interest expense)	1.03	%(c)
After advisory fee waiver (Including interest expense)	1.60	%(c)
After advisory fee waiver (Excluding interest expense)	0.38	%(c)
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.48	%(c)
After advisory fee waiver	5.13	%(c)
Portfolio turnover rate	183.06%

(a)	For the period of May 1, 2007 (commencement of operations) to December 31, 2007.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE CORE FUND
STATEMENT OF CASHFLOWS
For the Year Ended December 31, 2007

Increase (decrease) in cash--

Cash flows from operating activities:
Net increase in net assets from operations	$8,738,424
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investments	(346,544,635)
Proceeds from dispositions of investment securities	333,510,202
Saleof short term investments, net	24,430,800
Increase in deposits with brokers for future sales	(310,671)
Decrease in other receivable	8,034
Decrease in interest receivable	86,673
Decrease in accrued advisory fees	(23,284)
Decrease in distribution fees	(11)
Decrease in accrued expenses	(2,999)
Increase in interest payable on reverse repurchase agreements	35,393
Increase in variation margin payable	96,876
Unrealized appreciation on securities	(1,866,037)
Net realized loss on investments	370,262
Net cash provided by operating activities	18,529,027

Cash flows from financing activities:
Increase in reverse repurchase agreements	53,535,100
Proceeds from shares sold	194,945,768
Payment on shares redeemed	(267,174,346)
Distributions paid in cash	(1,747,846)
Net cash used in financing activities	(20,441,324)
Net decrease in cash	(1,912,297)

Cash:
Beginning balance	1,912,297
Ending balance	$—

Supplemental information:
Cash paid for interest expense	$1,362,688
Noncash financing activity - reinvestment of dividend distributions	$6,520,664

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
For the Fiscal Year Ended
December 31, 2007

NOTE 1.  ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”) is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

For the period June 1, 2006 through April 30, 2007, the Fund had two share classes: I and R.  Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002.  Class R shares were first offered to the public on June 1, 2006.  On May 1, 2007, the Fund redeemed shares of Class R pursuant to an action approved by the Board of Trustees.  On May 1, 2007, the Fund commenced operations of Class Y shares.  Subsequent to April 30, 2007, the Fund only offers Class I and Class Y shares.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters affecting only one class, only shareholders of that class may vote.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long-term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparationof its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lifeof the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of December 31, 2007, the Fund recorded a permanent book to tax difference of $66,648 from paid in capital and accumulated net realized loss to accumulated undistributed net investment income.

Financial Futures Contracts– The Company invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Company intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Company is required to pledge to the broker an amount of cash, U.S.government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,“ are made or received by the Company each day, depending on the daily fluctuations in the fair value or the underlying security.  The Company recognized a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Company may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Reverse Repurchase Agreements– Reverse repurchase agreements involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Short Sales– The Company may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities – The investment in Next Student Masters Trust I Series 2007-1, Class A-13, the sale of which is restricted, has been valued by the Advisor in accordance with the securities valuation procedures since its acquisition.  There are no securities with the same maturity dates and yields for the issuer.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund’s investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement, (the Agreement), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; fees and expenses of the non-interested person trustees and any Chief Compliance Officer that is not an interested person of the trust; and extraordinary expenses) at 0.50% of Class I shares average daily net assets through April 30, 2007.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; dedicated excess insurance expenses for Trustees and officers; fees and expenses of the non-interested person Trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively, from May 1, 2007 through April 30, 2008.  For the fiscal year ended December 31, 2007, the Adviser earned a fee of $1,724,239 from the Fund.  For the fiscal year ended December 31, 2007, the Adviser waived management fees it earned totaling $940,308 or 0.55% of the Fund’s average daily net assets. At December 31, 2007, the Fund owed the adviser $51,899 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement.  Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares.  The Distributor is an affiliate of USBFS.

NOTE 4. INVESTMENTS

For the year ended December 31, 2007, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

Amount
Purchases
U.S.Government Obligations	$283,744,635
Other	62,800,000

Sales
U.S.Government Obligations	$285,710,202
Other	47,800,000

NOTE 5. DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for Class R shares of the Fund (“The Plan”).  The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing Class R shares of the Fund, as well as certain expenses for shareholder support and administrative services provided to the Fund and its Class R shareholders.  The amount payable annually by the Fund to the Adviser is 0.50% of the average  daily net assets of the Class R shares of the Fund.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  Pursuant to the Distribution Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund.  For the year ended December 31, 2007, the Fund incurred distribution fees of $79 for Class R shares under the Plan.  As of December 31, 2007, therewere no Class R shares outstanding.

NOTE 6.  OPTIONS

For the Core Fund, the premium amount and number of option contracts written during the fiscal year ended December 31, 2007 were as follows:

	Premium	Number
	Amount	of Contracts

Options outstanding at December 31, 2006	$—	—
Options written	156,688	8,000
Options closed	(42,813)	(2,500)
Options exercised	—	—
Options expired	(113,875)	(5,500)
Options outstanding at December 31, 2007	—	—

NOTE 7.  ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of Americarequires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 8.  FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2007, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$164,665,809
Gross tax unrealized appreciation	1,750,879
Gross tax unrealized depreciation	(187,498)
Net tax unrealized depreciation on investments	1,563,381
Undistributed ordinary income	923
Undistributed long-term capital gains	—
Total distributable earnings	923
Other accumulated gains	(3,415,775)
Total accumulated earnings	$(1,851,471)

As of December 31, 2007, the Fund had $566,049 of post-October losses, which are deferred until January 1, 2008 for tax purposes.  Net capital loss incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards of $2,991,635, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  Of such losses, $703,865 expire December 31, 2012, $724,417 expire December 31, 2014, and $1,563,353 expire December 15, 2015.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not bedistributed to shareholders.

NOTE 9.  DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.48 per share for Class I and $0.14 per share for Class R and $0.34 per share for Class Y during the fiscal year ended December 31, 2007.  The tax character of distributions paid during 2007 and 2006 for the Fund was as follows:

		Fiscal Year Ended		Fiscal Year Ended
		December 31, 2007		December 31, 2006
	Class I	Class R**	Class Y***	Class I	Class R*
Distributions paid from:
Ordinary Income	$4,546,680	$678	$4,016,908	$8,532,884	$432
Short-term Capital Gain	—	—	—	—	—
Long-Term Capital Gain	—	—	—	—	—
	$4,546,680	$678	$4,016,908	$8,532,884	$432

*	For the period June 1, 2006 (inception) to December 31, 2006.
**	For the period January 1, 2007 to April 30, 2007.
***	For the period May 1, 2007 (inception) to December 31, 2007.

NOTE 10.  RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation 48

Effective June 29, 2007 the Fund adopted Financial Account Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.   FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S.federal tax authorities for tax years before 2004.

FASB Interpretation 157

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2007, the Reunion West Community Development District owned 34% of the outstanding shares of Class I, and the School Board of Polk County, Florida owned 71% of the outstanding shares of Class Y.

PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2007 are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524 www.cohenfund.com	440.835.8500 440.835.1093 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees of
The Core Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Core Fund (the “Fund”), a series of the WY Funds, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to the year ended December 31, 2004 were audited by another independent accounting firm, who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence wit the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 20, 2008

TRUSTEES AND OFFICERS (Unaudited)

Name and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

“Disinterested Persons”

Randy K. Sterns 1952	Trustee	Since 2004- indefinite term	Attorney- Bush, Ross, P.A.	None

Tammy Evans 1970	Trustee	Since 2004- indefinite term	Vice President- Marriott Vacation Club International, Inc.	None

Douglas Conner 1942	Trustee	Since 2004- indefinite term	Managing partner- Conner Properties and Conner Land, Ltd.; Chairman- J.W. Conner & Sons, Inc.; Chairman- Delta Asphalt Paving Co.; Chairman- Florida Midstate Realty	Director - J. W. Conner & Sons, Inc.; Director - Delta Asphalt Paving Co.; Director - Florida Midstate Realty

“Interested Persons”

M. Brent Wertz [1] 1969	Trustee/ Treasurer/ Secretary	Since 2004- indefinite term	Investment Adviser, Wertz York Capital Management Group LLC	None

Mitchell York 1967 Toni Neff 1968	President Chief Compliance Officer	Since 2004- indefinite term Since 2006- indefinite term
Investment Adviser, Wertz York
Capital Management Group LLC
President – Axis Regulatory
Compliance Services, Inc.; Chief
Compliance Officer- Wertz York
Capital Management Group LLC;
Chief Compliance Officer-
Commonwealth Shareholder
Services, Inc.; Senior Compliance
Consultant- Drake Compliance
LLC; Chief Compliance Officer –
Citco Mutual Fund Services, Inc.
None None

[1]
Mr. Wertz is an“interested person” of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an “interest person” of the Trust because he has an ownership in Wertz York Capital Management Group, LLC, the investment Advisor of the Fund.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President
M. Brent Wertz, Treasurer & Secretary
Toni Neff, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
U.S.Bancorp Fund Service, LLC
Mutual Fund Services, 3rdFloor
615 East Michigan Street
Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing.  Distributed by Quasar Distributors, LLC, Member NASD/SIPC.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Tammy Evans is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were Cohen Fund Audit Services, Ltd.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2007	FYE 12/31/2006
Audit Fees	16,000.00	$16,410.00
Audit-Related Fees	$0.00	$0.00
Tax Fees	$1,000.00	$1,800.00
All Other Fees	$0.00	$0.00

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2007	FYE 12/31/2006
Registrant	$0.00	$0.00
Registrant’s Investment Adviser	$0.00	$0.00

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   WY Funds

By (Signature and Title)   /s/Mitchell York
Mitchell York, President

Date   3/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Mitchell York
Mitchell York, President

Date   3/6/08

By (Signature and Title)   /s/M. Brent Wertz
M. Brent Wertz, Treasurer

Date   3/6/08